Other Net Operating Results (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Operating Results Net

	2019	2018	2017
Result of Companies’ revaluation (1)	—	11,980	—
Result for sale of participation in areas (1)	778	2,322	—
Lawsuits	(2,732)	(2,365)	(1,240)
Insurance	498	417	206
Construction incentive (2)	688	—	188
Unrecoverable credit - Resolution MINEM No. 508/E-2017 (3)	(622)	—	—
Miscellaneous	260	(409)	32

	(1,130)	11,945	(814)

(1)	See Note 3.
(2)	See Note 35.
(3)	See Note 34. h.